Subsequent Events (Details) - USD ($)					6 Months Ended		12 Months Ended
	Jul. 29, 2025	Jul. 02, 2025	Jun. 10, 2025	Mar. 25, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jul. 28, 2025
Subsequent Events [Line Items]
Issued shares (in Shares)					170,000,000
Fees and other offering expenses					$ 1,571,466	$ 3,375,458	$ 5,227,039
Initial exercisability date	5 years
Purchase of common stock							$ 650,000
Promissory Note [Member]
Subsequent Events [Line Items]
Principal amount			$ 625,000
Original issue discount			125,000
Purchase price amount			$ 500,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Convertible preferred stock (in Shares)									7,590
Aggregate offering amount									$ 10,000,000
Conversion price per share (in Dollars per share)	$ 1
Exceed per purchase notice	$ 5,000,000
Subsequent Event [Member] | Warrant [Member]
Subsequent Events [Line Items]
Convertible preferred stock (in Shares)	6,340,000
Fees and other offering expenses	$ 5,000,000
Warrants exercisable price (in Dollars per share)	$ 1
Subsequent Event [Member] | Class A Common Stock [Member]
Subsequent Events [Line Items]
Warrants to purchase (in Shares)				885,000
Subsequent Event [Member] | Series A Warrants [Member]
Subsequent Events [Line Items]
Warrants to purchase (in Shares)				1,092,896
Subsequent Event [Member] | Pre-Paid Warrants [Member]
Subsequent Events [Line Items]
Fees and other offering expenses				$ 2,000,000
Subsequent Event [Member] | Promissory Note [Member]
Subsequent Events [Line Items]
Principal amount		$ 625,000
Original issue discount		125,000
Purchase price amount		$ 500,000
Subsequent Event [Member] | Instruments [Member]
Subsequent Events [Line Items]
Conversion price per share (in Dollars per share)	$ 0.1879
Subsequent Event [Member] | Alchemy [Member] | 2022 Equity Incentive Plan [Member]
Subsequent Events [Line Items]
Issued shares (in Shares)		350,000
Series B Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Convertible preferred stock (in Shares)	6,340
Convertible shares value issued	$ 1,000
Common Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Purchase of common stock	$ 50,000,000
Sale price per share (in Dollars per share)	$ 0.75
Investor’s ownership	4.99%
Warrants to purchase (in Shares)				1,092,896
Common Class A [Member]
Subsequent Events [Line Items]
Issued shares (in Shares)					2,324,285		1,176,059	2,817
Common Class A [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Aggregate shares (in Shares)				207,896